Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Property and equipment, net
Property, plant and equipment, gross		¥ 1,947,421			¥ 4,565,725
Accumulated depreciation		(194,835)			(500,163)
Property and equipment, net		1,752,586		$ 585,563	4,065,562
Depreciation	¥ 301,668	145,276	¥ 56,037
Pending title of certificates buildings, net		172,768			724,041
Buildings
Property and equipment, net
Property, plant and equipment, gross		444,088			1,287,114
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross		202,674			719,947
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross		103,126			230,580
Vehicles
Property and equipment, net
Property, plant and equipment, gross		538,235			1,059,067
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross		81,653			152,973
Construction in progress
Property and equipment, net
Property, plant and equipment, gross		¥ 577,645			¥ 1,116,044